Leases - Lessee: Component of Lease Expense (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Finance Leases Cost [Abstract]
Depreciation expenses of right-of-use assets	¥ 743
Interest expenses of lease liabilities	302
Finance lease cost total	1,045
Operating lease cost	42,427
Short-term lease cost	2,633
Variable lease cost	948
Sublease income	(3,688)
Total	¥ 43,365